Financial income and expenses - Financial income and expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income and expenses [Abstract]
Interest income	€ 46	€ 25	€ 18
Interest income on loans and receivables	13	7	7
Interest income on cash and cash equivalents	33	18	11
Dividend Income From Financial Assets	2	3	2
Net Gains From Disposal Of Financial Assets	0	0	0
Gains (losses) on financial assets at fair value through profit or loss	(26)	9	95
Other finance income (cost)	15	20	33
Finance income	63	58	149
Interest expense	277	235	159
Interest expense on borrowings	229	200	126
Interest expense on lease liabilities	27	25	25
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)	(21)	(10)	(8)
Provision-related accretion and interest	29	9	5
Net foreign exchange loss	23	(9)	0
Other finance cost	21	24	24
Finance costs	376	258	188
Finance income (cost)	€ (314)	€ (200)	€ (39)